Investment properties (Tables)	12 Months Ended
Jun. 30, 2024
Investment properties
Schedule of balance by type of investment property
	06.30.2024		06.30.2023
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	1,521,089	657,251	1,743,564	678,686
Additions	4,459	8,894	12,324	10,072
Disposals	(39,619)	-	(96,441)	-
Transfers	(40,849)	(7)	12,081	3,277
Net loss from fair value adjustment	(345,578)	(3,096)	(157,086)	(34,910)
Additions of capitalized leasing costs	16	214	50	189
Amortization of capitalized leasing costs (i)	(135)	(176)	(68)	(63)
Currency translation adjustment	(12,159)	-	6,665	-
Fair value at the end of the year	1,087,224	663,080	1,521,089	657,251

Schedule of recognized in the Statements of Income
	06.30.2024	06.30.2023
Leased out farmland	64,521	97,555
Offices and other rental properties	318,802	455,157
Shopping malls (i)	685,984	689,425
Undeveloped parcels of land	678,944	933,977
Properties under development	2,053	2,226
Total	1,750,304	2,178,340
	06.30.2024	06.30.2023
Córdoba Shopping (i)	19,494	18,755
Total	19,494	18,755
	06.30.2024	06.30.2023	06.30.2022
Revenues	272,074	273,292	218,014
Direct operating expenses	(83,082)	(88,719)	(79,701)
Development expenses	(1,325)	(975)	(1,486)
Net unrealized (loss) / gain from fair value adjustment of investment property (i)	(374,236)	(236,973)	20,845
Net realized gain from fair value adjustment of investment property (ii)	25,562	44,977	111,972

Schedule of fair value measurements of investment properties
				06.30.2024 (i)		06.30.2023 (i)		06.30.2022 (i)
Description	Valuation technique	Parameters	Range fiscal year 2024 / 2023 / 2022	Increase	Decrease	Increase	Decrease	Increase	Decrease

Shopping Malls (Level 3)	Discounted cash flows	Discount cash flows rate	15.40% / 15.25% / 14.53%	(15,160)	16,094	(13,958)	14,950	(17,339)	18,647
		Discount perpetually rate	14.11% / 14.20% / 14.53%	(30,621)	38,032	(32,873)	40,463	(29,626)	36,540
		Growth rate	2.4% / 2.4% / 2.4%	20,875	(17,589)	24,930	(21,036)	21,114	(17,893)
		Inflation	(*)	33,239	(31,932)	89,360	(81,621)	84,226	(69,714)
		Devaluation	(*)	(60,279)	66,307	(59,749)	65,724	(62,138)	75,944